UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                               --------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         November 7, 2012
--------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     101
                                                    ------------------

Form 13F Information Table Value Total:               $ 542,303
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    21171   229072 SH       Sole                   228472               600
ALLSTATE CORP.                 COM              020021010      277     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      814    24370 SH       Sole                    24370
APPLE INC                      COM              037833100     5507     8255 SH       Sole                     8255
ARES CAP CORP                  COM              04010L103      514    30000 SH       Sole                    30000
ASCENT CAPITAL GROUP INC SERIE COM              043632108    10802   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      990    26269 SH       Sole                    26269
BEAM INC.                      COM              349631101     7411   128796 SH       Sole                   128796
BERKSHIRE HATHAWAY CL A        COM              084670108      796        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702    10579   119945 SH       Sole                   119795               150
BP PLC - SPONS ADR             COM              056622104      264     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      796    23599 SH       Sole                    23599
BROCADE COMM.                  COM              111621306     6459  1092000 SH       Sole                  1092000
CHEVRON CORP                   COM              166764100     9703    83248 SH       Sole                    82698               550
CISCO SYSTEMS                  COM              17275R102     5950   311610 SH       Sole                   311010               600
CNO FINANCIAL                  COM              12621E103    29512  3058250 SH       Sole                  3057250              1000
COCA COLA CO                   COM              191216100     6936   182870 SH       Sole                   181070              1800
CONOCOPHILLIPS                 COM              20825C104      400     7000 SH       Sole                     7000
CORNING, INC.                  COM              219350105     4041   307320 SH       Sole                   307320
CVS CAREMARK                   COM              126650100    17789   367385 SH       Sole                   367385
DEERE & CO                     COM              244199105    11752   142500 SH       Sole                   141700               800
DISCOVER COMM  C               COM              25470F302    14010   250000 SH       Sole                   250000
DOVER CORP                     COM              260003108     1136    19100 SH       Sole                    19100
DU PONT                        COM              263534109    10278   204450 SH       Sole                   203550               900
EMC CORP./MASS                 COM              268648102      569    20856 SH       Sole                    20856
EXXON MOBIL                    COM              30231G102     1971    21549 SH       Sole                    21549
FEDERAL MOGUL                  COM              313549404     4145   453000 SH       Sole                   453000
FEDERATED INVESTORS            COM              314211103      428    20697 SH       Sole                    20697
FORTUNE BRANDS HOME & SECURITY COM              34964c106     2034    75300 SH       Sole                    75300
FREEPORT-MCMORAN               COM              35671d857     4573   115550 SH       Sole                   115550
GENERAL ELECTRIC               COM              369604103      736    32411 SH       Sole                    32411
GOOGLE INC                     COM              38259P508     1290     1710 SH       Sole                     1710
HALLIBURTON CO.                COM              406216101      292     8662 SH       Sole                     8662
HALLMARK FINL SVCS INC         COM              40624Q203     6512   800000 SH       Sole                   800000
HARMAN INTL.                   COM              413086109    17222   373100 SH       Sole                   373100
INTEL CORP                     COM              458140100     6791   299758 SH       Sole                   297758              2000
INTELLIPHARMACEUTICS           COM              458173101       29    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      269     1297 SH       Sole                     1297
ITT CORP                       COM              450911201     1913    94932 SH       Sole                    94932
J.P. MORGAN CHASE              COM              46625H100     9790   241846 SH       Sole                   240346              1500
JOHNSON&JOHNSON                COM              478160104     7158   103877 SH       Sole                   103877
KRAFT FOODS                    COM              50075N104      307     7417 SH       Sole                     7417
LIBERTY INTERACTIVE CORPORATIO COM              53071M104     7585   410000 SH       Sole                   410000
LIBERTY INTERACTIVE LBT VENT C COM              53071M880     1055    21250 SH       Sole                    21250
MCDONALD'S CORP.               COM              580135101     1342    14624 SH       Sole                    14624
MCEWEN MNG INC                 COM              58039P107     9551  2080800 SH       Sole                  2080800
MICROSOFT CORP                 COM              594918104    17109   574911 SH       Sole                   574911
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
NUANCE COMM.                   COM              67020Y100      373    15000 SH       Sole                    15000
OMNICARE INC                   COM              681904108    11074   326000 SH       Sole                   326000
OPTIMER PHARM.                 COM              68401H104      282    20000 SH       Sole                    20000
PACIFIC RIM MINING             COM              694915208       10    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     5546   110956 SH       Sole                   110956
PFIZER INC                     COM              717081103    15436   621180 SH       Sole                   617980              3200
PHILIP MORRIS INTl.            COM              718172109    17351   192914 SH       Sole                   191714              1200
PNC BANK CORP.                 COM              693475105      337     5340 SH       Sole                     5340
PROCTER & GAMBLE               COM              742718109      368     5307 SH       Sole                     5307
QUALCOMM INC.                  COM              747525103    22072   353321 SH       Sole                   352321              1000
ROYAL DUTCH SHELL              COM              780259206     1264    18207 SH       Sole                    18207
SCHLUMBERGER                   COM              806857108      217     3000 SH       Sole                     3000
SOUTHWSTRN ENERGY              COM              845467109      661    19000 SH       Sole                    19000
TITAN INTL INC                 COM              88830M102      441    25000 SH       Sole                    25000
TOYOTA MOTOR                   COM              892331307      218     2781 SH       Sole                     2781
TYCO INTL.                     COM              H89128104    29837   530346 SH       Sole                   528346              2000
UNITED BANKSHARES              COM              909907107     4015   161169 SH       Sole                   161169
UNITED COMMUNITY BANKS INC     COM              90984P303     3356   400000 SH       Sole                   400000
USG CORP NEW                   COM              903293405     6585   300000 SH       Sole                   300000
VANTAGE DRILLING               COM              G93205113      202   110000 SH       Sole                   110000
VERIZON COMM.                  COM              92343V104     9529   209097 SH       Sole                   209097
WASTE MGMT.                    COM              94106L109     1086    33850 SH       Sole                    33850
WEBMD HEALTH                   COM              94770v102     6699   477500 SH       Sole                   477500
XYLEM INC                      COM              98419M100     2511    99825 SH       Sole                    99825
ZIMMER HOLDINGS                COM              98956P102    13682   202335 SH       Sole                   202335
GENERAL MOTORS 4.75% 12/1/13                    37045v209    13846   371415 SH       Sole                   369215              2200
ISHARES SILVER TRUST           MUTUAL           46428Q109      244     7300 SH       Sole                     7300
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      296     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2169    40400 SH       Sole                    40400
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1464    26795 SH       Sole                    26795
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      486    12200 SH       Sole                    12200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    45643   684301 SH       Sole                   680901              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      553     7657 SH       Sole                     7657
ISHARES EAFE GROWTH INDEX      COM              464288885     3195    56576 SH       Sole                    56376               200
MARKET VECTORS VIETNAM ETF     COM              57060U761      225    14000 SH       Sole                    14000
SPDR S&P INTL. DIVIDEND        COM              78463X772     2348    51925 SH       Sole                    51925
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      331    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      933    54005 SH       Sole                    54005
MARKET VECTORS AGRIBUSINESS    COM              57060u605      474     9150 SH       Sole                     9150
REDWOOD TRUST                  COM              758075402     2550   176350 SH       Sole                   176350
SPDR GOLD TRUST                COM              78463v107     8012    46611 SH       Sole                    46211               400
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      469     5550 SH       Sole                     5550
ISHARES FLOATING RATE NOTE     BOND             46429b655      484     9600 SH       Sole                     9600
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417     1217    30270 SH       Sole                    30270
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2865    92893 SH       Sole                    92893
iSHARES AGGREG. INDEX          BOND             464287226     8858    78770 SH       Sole                    77770              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2345    22174 SH       Sole                    22174
iSHARES BARCLAYS TIPS          BOND             464287176      244     2000 SH       Sole                     2000
iSHARES INTERMED. CREDIT       BOND             464288638      306     2750 SH       Sole                     2750
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      479    28000 SH       Sole                    28000
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      216     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8058   328900 SH       Sole                   328900
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      280     2500 SH       Sole                     2500